BARRETT OPPORTUNITY FUND, INC.

SUPPLEMENT DATED JUNE 10, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2009

The following table replaces, and to the extent inconsistent therewith, supersedes the table found in the fund’s Statement of Additional Information under the heading “Management — Directors and Executive Officers”:

Name, Address, and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS:

Barry Handel, CPA Birth year: 1951	Director	Since 2006	Partner, Falk & Handel LLP (accounting firm)	1	None

Rosalind A. Kochman Birth year: 1937	Director Chairperson	Since 1990 Since 2005	Health care consultant and retired attorney; prior to 2002, Chief Executive Officer, Brooklyn Eye Surgery Center, and Administrator, Kochman, Lebowitz & Mobil, MDs (optometric physicians)	2	The Barrett Funds

William Morris, Jr., CPA Birth year: 1948	Director	Since 2005	President, William Morris & Associates P.C. (accounting firm)	1	None

Irving Sonnenschein Birth year: 1920	Director	Since 1994	Partner, Sonnenschein, Sherman & Deutsch (law firm)	1	None

Irving Brilliant Birth year: 1918	Director	Since 1978	Retired; prior to April 2003, Director of ClearBridge Asset Management Inc. (“ClearBridge,” formerly Salomon Brothers Asset Management Inc) and Citigroup Global Markets Inc (“CGMI”) and portfolio manager of the fund	1	None
EXECUTIVE OFFICERS:

Peter H. Shriver, CFA® Barrett Associates 90 Park Avenue New York, NY 10016 Birth year: 1952	President and Chief Executive Officer	Since December 2006	President, Barrett Associates (since April 2004); Managing Director, Barrett Associates (1989-2004)	N/A	N/A

Kaprel Ozsolak Legg Mason & Co., LLC (“Legg Mason & Co.”) 55 Water Street New York, NY 10041 Birth year: 1965	Chief Financial Officer	Since June 2010	Director, Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. (2005 to 2010); formerly, Vice President at Citigroup Asset Management (1996 to 2005); formerly, Chief Financial Officer and Treasurer of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2004 to 2005); formerly, Controller of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2002 to 2004)	N/A	N/A

Name, Address, and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Director	Other Directorships Held by Director
EXECUTIVE OFFICERS (CONTINUED):

E. Wells Beck, CFA Barrett Associates 90 Park Avenue New York, NY 10016 Birth year: 1968	Vice President and Investment Officer	Since June 2010	Managing Director, Barrett Associates (since 2006); Analyst and portfolio manager, Haven Capital Management (2001-2006)	N/A	N/A

Robert J. Milnamow Barrett Associates 90 Park Avenue New York, NY 10016 Birth year: 1950	Vice President and Investment Officer	Since December 2006	Managing Director, Barrett Associates (since November 2003); Managing Member, Thayer Pond Capital, LLC (2001-2003); Senior Portfolio Manager, Rockefeller & Co. (investment firm) (1998-2001)	N/A	N/A

Fred Jensen Legg Mason & Co. 620 Eighth Avenue New York, NY 10018 Birth year: 1963	Chief Compliance Officer	Since September 2008	Director of Compliance, Legg Mason Office of the CCO (since April 2006); Chief Compliance Officer of Legg Mason Private Portfolio Group. Prior to April 2006, Vice President of Investment Advisory Compliance for Guardian Insurance Company of America. Formerly, Chief Compliance Officer of Reserve Funds.	N/A	N/A

John Chiota Legg Mason & Co. 100 First Stamford Place Stamford, CT 06902 Birth year: 1968	Chief Anti- Money Laundering Compliance Officer	Since September 2006	Vice President, Legg Mason & Co. or its predecessors (since 2004); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer, TD Waterhouse (brokerage firm)	N/A	N/A

Steven Frank Legg Mason 55 Water Street New York, NY 10041 Birth Year: 1967	Treasurer	Since June 2010	Vice President of Legg Mason & Co. or its predecessors (since 2002); Treasurer of certain funds associated with Legg Mason & Co. (since 2010); formerly, Controller of certain funds associated with Legg Mason & Co. or its predecessors (2005 to 2010); formerly, Assistant Controller of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2001 to 2005)	N/A	N/A

Robert I. Frenkel Legg Mason & Co. 100 First Stamford Place Stamford, CT 06902 Birth year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel, Global Mutual Funds for Legg Mason & Co. and its predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason	N/A	N/A

(1)

Each Director holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Directors are elected and until his or her successor is elected and qualified, or (2) the time that Director resigns or his or her term as a Director is terminated in accordance with the fund’s by-laws. Officers are elected annually by the Board of Directors.

(2)

A Fund Complex means two or more investment companies that (1) hold themselves out to investors as related companies for purposes of investment and investment services, or (2) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

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